Loans - Disclosure of Loans and Receivables (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about borrowings [line items]
Unearned income	$ 591	$ 530
Gross amount	454,770	410,322
Denominated in U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	83,300	76,600
Denominated in other foreign currencies [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	9,300	8,400
Residential mortgages [member] | Trading loans [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	16,000	63,000
Business and government [member] | Trading loans [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	$ 25,651,000	$ 23,291,000